UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Value Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2020 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	33.31%
Industrial	15.10
Financial	12.99
Technology	11.05
Consumer, Cyclical	9.16
Basic Materials	8.54
Communications	3.16
Energy	2.39
Utilities	1.77
Government Money Market Mutual Funds	0.48
Diversified	0.15
Short Term Investments	1.90
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 915.40	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.57
Investor Class
Actual	$1,000.00	$ 913.30	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.37
Class L
Actual	$1,000.00	$ 912.80	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class, 1.07% for the Investor Class and 1.32% for the Class L shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.54%
41,471	Agnico Eagle Mines Ltd	$ 2,655,476
185,000	Anglo American PLC	4,264,374
28,900	Arkema SA	2,777,969
230,500	BlueScope Steel Ltd	1,898,818
80,800	Boliden AB(a)	1,853,265
54,200	Covestro AG(a)(b)	2,064,374
25,331	Croda International PLC(c)	1,644,638
61,800	Evonik Industries AG	1,574,039
385,500	Fortescue Metals Group Ltd	3,747,694
55,108	Franco-Nevada Corp	7,698,315
5,546	Givaudan SA	20,730,784
631,768	Highland Gold Mining Ltd	1,826,877
55,400	Kaneka Corp	1,441,849
105,200	Kansai Paint Co Ltd	2,223,060
710,000	Kingboard Holdings Ltd	1,853,246
335,700	Mitsubishi Chemical Holdings Corp	1,957,691
162,500	Mitsubishi Gas Chemical Co Inc	2,471,535
120,900	Mitsui Chemicals Inc	2,528,757
116,459	Novozymes A/S Class B	6,751,816
63,800	Rio Tinto Ltd	4,368,602
453,100	St Barbara Ltd	1,002,980
62,364	Symrise AG	7,286,991
		84,623,150
Communications — 3.16%
2,906	Alphabet Inc Class A(a)	4,120,853
1,412,200	BT Group PLC	1,996,321
261,200	KDDI Corp	7,793,463
348,200	Nippon Telegraph & Telephone Corp	8,112,869
296,000	Telefonica SA	1,415,695
250,600	Television Francaise 1(a)(c)	1,359,755
7,610	Thomson Reuters Corp	517,050
34,500	United Internet AG	1,465,797
17,756	Wix.com Ltd(a)	4,549,442
		31,331,245
Consumer, Cyclical — 8.41%
410,400	Barratt Developments PLC	2,521,858
39,800	Bayerische Motoren Werke AG	2,540,847
46,398	Cie Financiere Richemont SA	2,992,686
40,547	Cie Generale des Etablissements Michelin SCA	4,226,319
271,946	Compass Group PLC	3,739,862
54,500	Daimler AG(a)	2,217,260
45,500	Daiwabo Holdings Co Ltd(a)	2,986,154
89,000	Deutsche Lufthansa AG(a)(c)	892,889
929,000	Dixons Carphone PLC	1,031,904
100,600	EDION Corp(a)	1,021,772
35,500	Faurecia SE(a)	1,394,739
132,100	Finnair OYJ(a)(c)	117,590
606,476	Harvey Norman Holdings Ltd	1,490,885
31,800	Haseko Corp	401,516
110,800	Honda Motor Co Ltd	2,835,778
Shares		Fair Value
Consumer, Cyclical — (continued)
204,100	Inchcape PLC	$ 1,239,847
440,100	International Consolidated Airlines Group SA	1,100,122
267,100	ITOCHU Corp	5,779,462
56,500	Japan Airlines Co Ltd	1,019,573
56,300	JTEKT Corp	439,601
38,900	Kaufman & Broad SA	1,346,555
216,300	Kindred Group PLC	1,305,819
1,038,600	Kingfisher PLC	2,856,079
100,100	Kohnan Shoji Co Ltd(a)	3,155,884
4,842	LVMH Moet Hennessy Louis Vuitton SE	2,137,710
346,800	Marubeni Corp	1,575,304
94,900	Mitsubishi Corp	2,005,401
30,500	Pandora A/S	1,665,742
95,300	Peugeot SA(a)	1,562,830
694,700	Qantas Airways Ltd	1,840,876
366,571	Redrow PLC	1,954,035
24,800	Rheinmetall AG	2,155,043
44,183	Ryanair Holdings PLC Sponsored ADR(a)	2,931,100
204,900	Sumitomo Corp	2,356,644
182,900	Super Retail Group Ltd(a)	1,029,054
156,700	Teijin Ltd	2,494,921
375,200	Volvo AB Class B(a)	5,903,732
136,700	Yamaha Motor Co Ltd	2,153,020
113,500	Yokohama Rubber Co Ltd(c)	1,604,893
856,000	Yue Yuen Industrial Holdings Ltd	1,304,775
		83,330,081
Consumer, Non-Cyclical — 32.07%
47,000	Adecco Group AG	2,215,373
160,081	Amadeus IT Group SA	8,404,558
52,700	Arcs Co Ltd(a)	1,061,901
192,900	Astellas Pharma Inc	3,221,345
12,240	ASTM SpA(a)	280,240
230,000	Babcock International Group PLC	881,197
48,600	Bayer AG	3,602,388
132,400	British American Tobacco PLC	5,077,078
67	Chocoladefabriken Lindt & Spruengli AG(c)	553,376
158,435	Colgate-Palmolive Co	11,606,948
122,803	Danone SA(a)	8,524,107
301,729	Diageo PLC	10,026,770
22,422	EssilorLuxottica SA(a)	2,883,645
184,112	Experian PLC	6,459,807
65,500	Ezaki Glico Co Ltd(a)(c)	3,122,646
437,000	GlaxoSmithKline PLC	8,826,158
75,636	Heineken NV	6,973,182
141,400	Imperial Brands PLC	2,690,898
815,700	Inghams Group Ltd	1,813,954
79,273	Intertek Group PLC	5,337,140
141,600	Ito En Ltd	7,993,150
524,500	J Sainsbury PLC	1,356,730
150,700	Kao Corp	11,959,223
37,531	Kerry Group PLC Class A	4,662,355

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
85,300	Kobayashi Pharmaceutical Co Ltd(c)	$ 7,499,953
249,600	Koninklijke Ahold Delhaize NV	6,802,582
7,800	Kose Corp	944,167
258,480	Leroy Seafood Group ASA	1,559,964
40,457	L'Oreal SA(a)	13,057,302
716,900	Metcash Ltd(c)	1,352,623
131,100	Metro AG	1,244,158
257,676	Nestle SA	28,568,699
156,400	Nihon Kohden Corp(a)	5,256,667
21,800	Nissin Foods Holdings Co Ltd	1,931,476
78,410	Novartis AG	6,831,163
79,900	Pernod Ricard SA	12,581,506
60,900	Prima Meat Packers Ltd(a)	1,635,569
46,200	Randstad NV	2,065,824
148,670	Reckitt Benckiser Group PLC	13,673,681
32,667	Rentokil Initial PLC	206,477
45,500	Roche Holding AG	15,763,454
142,000	Rohto Pharmaceutical Co Ltd	4,510,666
87,100	Sanofi	8,882,823
384,200	Santen Pharmaceutical Co Ltd	7,072,914
196,800	Scandinavian Tobacco Group A/S(b)	2,906,080
88,300	Secom Co Ltd	7,747,680
3,210	SGS SA	7,863,361
160,900	Shimadzu Corp	4,295,577
46,700	Sohgo Security Services Co Ltd(a)	2,180,586
99,200	Swedish Orphan Biovitrum AB(a)	2,300,117
327,400	Tate & Lyle PLC	2,705,706
132,400	Terumo Corp	5,039,512
1,585,700	Tesco PLC	4,458,072
151,700	Toyo Suisan Kaisha Ltd	8,476,068
50,000	UCB SA	5,802,295
307,000	United Laboratories International Holdings Ltd	265,866
3,099,500	WH Group Ltd(b)	2,678,571
		317,695,328
Diversified — 0.15%
225,900	CK Hutchison Holdings Ltd	1,462,835
Energy — 2.37%
1,741,000	Beach Energy Ltd	1,859,945
803,700	BP PLC	3,078,499
47,229	Core Laboratories NV(c)	959,693
13,400	Landis+Gyr Group AG(a)	868,055
78,000	OMV AG(a)	2,632,012
220,997	Petrofac Ltd	488,648
394,400	Repsol SA	3,484,894
256,600	Royal Dutch Shell PLC Class B	3,889,483
145,800	Total SA(c)	5,621,791
351,700	Z Energy Ltd	616,869
		23,499,889
Shares		Fair Value
Financial — 13.00%
248,600	3i Group PLC	$ 2,559,210
76,500	Aareal Bank AG(a)	1,494,526
160,100	ABN AMRO Bank NV(a)(b)	1,377,758
27,100	Allianz SE	5,537,654
75,900	ASR Nederland NV	2,335,232
126,400	Australia & New Zealand Banking Group Ltd	1,640,053
417,300	Aviva PLC	1,413,865
151,800	AXA SA(a)(c)	3,194,302
615,700	Banco Bilbao Vizcaya Argentaria SA	2,119,824
222,200	Bank Leumi Le-Israel BM	1,117,203
498,400	Bank of Ireland Group PLC(a)	1,026,959
78,400	BNP Paribas SA(a)	3,132,379
223,900	Chiba Bank Ltd(a)	1,058,544
103,000	CNP Assurances(a)	1,194,633
106,100	Credit Agricole SA(a)	1,007,488
341,800	Credit Suisse Group AG	3,556,385
133,100	Dai-ichi Life Holdings Inc	1,593,207
162,672	Deutsche Wohnen SE	7,309,732
228,500	DNB ASA(a)	3,049,904
27,282	Euronext NV(b)	2,746,037
99,200	Fukuoka Financial Group Inc(a)	1,568,443
580,800	Gunma Bank Ltd	1,849,109
219,700	Hachijuni Bank Ltd	836,240
165,200	Hiscox Ltd	1,612,059
69,600	Hitachi Capital Corp(a)	1,540,708
32,108	Julius Baer Group Ltd	1,348,459
27,869	Jyske Bank A/S(a)	820,064
638,500	Kerry Properties Ltd	1,658,588
18,831	LEG Immobilien AG(a)	2,388,432
1,003,400	Legal & General Group PLC	2,734,268
312,800	Link Administration Holdings Ltd	894,837
4,418,100	Lloyds Banking Group PLC	1,704,048
369,680	Mebuki Financial Group Inc	861,153
210,400	Mediobanca Banca di Credito Finanziario SpA	1,519,353
547,200	Mitsubishi UFJ Financial Group Inc	2,153,519
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(a)	1,689,235
730,500	Natixis SA(a)	1,926,713
134,400	Nomura Holdings Inc	603,938
221,800	Nordea Bank Abp(a)	1,538,251
329,000	North Pacific Bank Ltd(a)	636,032
398,200	ORIX Corp	4,944,551
819,600	Resona Holdings Inc	2,804,584
89,600	Shinoken Group Co Ltd	724,678
53,400	Societe Generale SA(a)	892,827
71,700	Sompo Holdings Inc	2,468,300
810,300	Stockland REIT(a)	1,878,920
117,900	Sumitomo Mitsui Financial Group Inc	3,327,351
252,319	Svenska Handelsbanken AB Class A(a)	2,395,850
7,100	Swiss Life Holding AG	2,641,334
105,652	Sydbank A/S(a)	1,960,202
93,689	TAG Immobilien AG(a)	2,237,658

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
595,846	UBS Group AG	$ 6,881,464
986,300	UnipolSai Assicurazioni SpA(c)	2,362,864
319,200	United Overseas Bank Ltd	4,664,108
79,554	Vonovia SE(a)	4,862,561
15,000	Zurich Insurance Group AG	5,314,958
		128,710,554
Industrial — 15.10%
43,900	AGC Inc(c)	1,258,592
814,300	BAE Systems PLC	4,868,053
57,900	Bekaert SA	1,138,291
91,300	bpost SA(a)	617,101
115,700	Brother Industries Ltd	2,090,363
2,832,000	China Resources Cement Holdings Ltd	3,492,773
69,600	Cie de Saint-Gobain(a)	2,511,223
109,900	Deutsche Post AG(a)	4,035,496
183,900	Deutz AG(a)	865,387
43,100	Dfds A/S(a)	1,337,721
6,900	Disco Corp	1,682,832
143,433	Epiroc AB Class A	1,797,273
113,942	GEA Group AG(a)	3,616,305
5,707	Geberit AG	2,863,407
178,416	Halma PLC	5,080,885
56,579	Hirose Electric Co Ltd	6,212,838
105,400	Hitachi Ltd	3,350,121
353,919	IMI PLC	4,035,565
133,000	Japan Aviation Electronics Industry Ltd	1,799,857
269,400	Kitz Corp	1,723,136
16,238	Knorr-Bremse AG	1,647,918
65,400	Komatsu Ltd	1,339,427
458,100	Koninklijke BAM Groep NV(a)	831,586
26,300	Krones AG	1,689,091
70,900	Kumagai Gumi Co Ltd(a)	1,702,829
2,319,000	Lee & Man Paper Manufacturing Ltd	1,260,453
129,069	Legrand SA	9,806,937
103,600	Lendlease Group	895,437
20,500	Makino Milling Machine Co Ltd	630,881
174,900	Mitsubishi Electric Corp	2,284,416
140,700	Nikon Corp	1,181,644
73,400	Nippon Electric Glass Co Ltd(c)	1,152,988
28,387	Nordson Corp	5,385,298
408,000	NWS Holdings Ltd(c)	354,898
81,500	Omron Corp	5,458,727
372,100	Royal Mail PLC	838,412
78,900	Sandvik AB(a)	1,485,352
13,300	Sankyu Inc(a)	501,286
11,139	Schindler Holding AG	2,636,143
132,521	Schneider Electric SE	14,741,133
12,770	Siemens AG	1,612,194
92,300	Signify NV(a)(b)	2,373,020
17,081	Sika AG	3,292,747
221,400	SKF AB Class B	4,138,747
11,900	SMC Corp	6,115,660
119,700	Sodick Co Ltd(c)	887,401
99,588	Spectris PLC	3,109,148
Shares		Fair Value
Industrial — (continued)
67,355	Spirax-Sarco Engineering PLC	$ 8,290,379
34,200	Tsubakimoto Chain Co(a)	833,741
128,200	Venture Corp Ltd	1,498,236
85,304	Wartsila OYJ Abp(c)	707,599
94,600	Wienerberger AG(a)	2,060,819
1,980,000	Xinyi Glass Holdings Ltd	2,443,562
129,400	Yokogawa Electric Corp	2,027,528
		149,592,856
Technology — 11.05%
92,086	Analog Devices Inc	11,293,427
45,778	ANSYS Inc(a)	13,354,816
15,250	Atos SE(a)	1,307,424
271,167	Cadence Design Systems Inc(a)	26,021,185
2,200	Capgemini SE	253,882
30,011	Dassault Systemes SE	5,209,673
28,664	Descartes Systems Group Inc(a)	1,513,221
36,600	Dialog Semiconductor PLC(a)	1,672,929
27,527	Infineon Technologies AG	645,015
106,700	Micro Focus International PLC	569,116
224,271	Nomura Research Institute Ltd	6,125,455
40,700	Obic Co Ltd	7,172,927
2,174,000	PAX Global Technology Ltd	952,328
153,022	Samsung Electronics Co Ltd	6,773,923
33,104	SAP SE	4,627,570
18,800	Siltronic AG	1,927,816
245,591	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	13,942,201
33,484	Texas Instruments Inc	4,251,463
42,700	Ulvac Inc(c)	1,239,657
46,368	WiseTech Global Ltd	627,263
		109,481,291
Utilities — 1.77%
1,543,900	A2A SpA	2,194,545
203,700	AGL Energy Ltd	2,409,797
71,067	Enagas SA	1,738,543
1,018,500	Enel SpA(a)	8,808,400
188,200	Engie SA(a)	2,334,033
		17,485,318
TOTAL COMMON STOCK — 95.62% (Cost $972,966,342)		$947,212,547
PREFERRED STOCK
Consumer, Cyclical — 0.69%
240,113	Schaeffler AG	1,802,093
33,100	Volkswagen AG	5,031,180
		6,833,273

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 1.25%
132,622	Henkel AG & Co KGaA	$ 12,372,739
TOTAL PREFERRED STOCK — 1.94% (Cost $26,666,992)		$ 19,206,012
RIGHTS
Consumer, Cyclical — 0.06%
132,100	Finnair Oyj(a)(c)	578,813
26,128	Super Retail Group Ltd(a)	15,507
		594,320
Energy — 0.02%
394,400	Repsol SA(a)	191,998
		191,998
TOTAL RIGHTS — 0.08% (Cost $1,809,900)		$ 786,318
GOVERNMENT MONEY MARKET MUTUAL FUNDS
682,000	BlackRock FedFund Institutional Class(d), 0.10%(e)	682,000
682,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.11%(e)	682,000
682,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.10%(e)	682,000
682,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.15%(e)	682,000
682,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.09%(e)	682,000
682,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.10%(e)	682,000
682,000	Morgan Stanley Government Portfolio Institutional Class(d), 0.05%(e)	682,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.48% (Cost $4,774,000)		$ 4,774,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.90%
$5,602,751	Undivided interest of 23.47% in a repurchase agreement (principal amount/value $23,868,527 with a maturity value of $23,868,587) with HSBC Securities (USA) Inc, 0.09%, dated 6/30/20 to be repurchased at $5,602,751 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 2/1/26 - 5/1/50, with a value of $24,345,898.(d)	$ 5,602,751
2,008,435	Undivided interest of 29.46% in a repurchase agreement (principal amount/value $6,817,874 with a maturity value of $6,817,891) with Morgan Stanley & Co LLC, 0.09%, dated 6/30/20 to be repurchased at $2,008,435 on 7/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.00%, 1/1/21 - 7/1/50, with a value of $6,954,232.(d)	2,008,435
5,602,751	Undivided interest of 8.26% in a repurchase agreement (principal amount/value $67,853,165 with a maturity value of $67,853,335) with Citigroup Global Markets Inc, 0.09%, dated 6/30/20 to be repurchased at $5,602,751 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 7.50%, 7/31/21 - 5/20/70, with a value of $69,210,231.(d)	5,602,751

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,602,751	Undivided interest of 8.46% in a repurchase agreement (principal amount/value $66,244,813 with a maturity value of $66,244,979) with RBC Capital Markets Corp, 0.09%, dated 6/30/20 to be repurchased at $5,602,751 on 7/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/31/20 - 7/1/50, with a value of $67,569,710.(d)	$ 5,602,751
TOTAL SHORT TERM INVESTMENTS — 1.90% (Cost $18,816,688)		$ 18,816,688
TOTAL INVESTMENTS — 100.02% (Cost $1,025,033,922)		$990,795,565
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$ (195,694)
TOTAL NET ASSETS — 100.00%		$990,599,871
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at June 30, 2020.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 30, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
HSB	USD	22,365,188	JPY	2,465,399,000	August 21, 2020	$(483,154)
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Summary of Investments by Country as of June 30, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$225,740,141	22.78%
United Kingdom	128,860,381	13.01
Switzerland	114,921,847	11.60
France	113,869,700	11.49
United States	99,640,185	10.06
Germany	88,747,153	8.96
Netherlands	30,354,398	3.06
Australia	24,383,135	2.46
Sweden	21,180,155	2.14
Hong Kong	17,727,896	1.79
Spain	17,355,512	1.75
Denmark	15,441,626	1.56
Italy	15,165,402	1.53
Taiwan	13,942,201	1.41
Canada	12,384,061	1.25
Ireland	8,620,415	0.87
Belgium	7,557,687	0.76
South Korea	6,773,923	0.68
Singapore	6,162,344	0.62
Israel	5,666,645	0.57
Austria	4,692,831	0.47
Norway	4,609,868	0.47
Finland	2,942,254	0.30
Russia	1,826,877	0.19
Bermuda	1,612,059	0.16
New Zealand	616,869	0.06
Total	$990,795,565	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West International Value Fund
ASSETS:
Investments in securities, fair value (including $22,256,671 of securities on loan)(a)	$971,978,877
Repurchase agreements, fair value(b)	18,816,688
Cash	17,525,351
Cash denominated in foreign currencies, fair value(c)	2,137,903
Dividends receivable	3,587,863
Subscriptions receivable	1,227,015
Receivable for investments sold	585,912
Total Assets	1,015,859,609
LIABILITIES:
Payable for director fees	4,140
Payable for distribution fees	1,952
Payable for investments purchased	83,115
Payable for other accrued fees	123,295
Payable for shareholder services fees	59,089
Payable to investment adviser	586,654
Payable upon return of securities loaned	23,590,688
Redemptions payable	327,651
Unrealized depreciation on forward foreign currency contracts	483,154
Total Liabilities	25,259,738
NET ASSETS	$990,599,871
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$12,425,726
Paid-in capital in excess of par	1,002,603,352
Undistributed/accumulated deficit	(24,429,207)
NET ASSETS	$990,599,871
NET ASSETS BY CLASS
Investor Class	$181,627,813
Class L	$9,859,661
Institutional Class	$799,112,397
CAPITAL STOCK:
Authorized
Investor Class	65,000,000
Class L	15,000,000
Institutional Class	225,000,000
Issued and Outstanding
Investor Class	17,761,927
Class L	991,636
Institutional Class	105,503,696
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.23
Class L	$9.94
Institutional Class	$7.57
(a) Cost of investments	$1,006,217,234
(b) Cost of repurchase agreements	$18,816,688
(c) Cost of cash denominated in foreign currencies	$2,134,233
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West International Value Fund
INVESTMENT INCOME:
Interest	$127,907
Income from securities lending	61,550
Dividends	15,375,476
Foreign withholding tax	(1,685,943)
Total Income	13,878,990
EXPENSES:
Management fees	3,300,770
Shareholder services fees – Investor Class	321,164
Shareholder services fees – Class L	16,697
Audit and tax fees	33,506
Custodian fees	105,366
Director's fees	9,604
Distribution fees – Class L	11,849
Legal fees	2,401
Pricing fees	4,755
Registration fees	46,204
Shareholder report fees	6,205
Transfer agent fees	6,408
Other fees	2,934
Total Expenses	3,867,863
Less amount waived by investment adviser	29,755
Net Expenses	3,838,108
NET INVESTMENT INCOME	10,040,882
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(5,381,338)
Net realized gain on forward foreign currency contracts	1,339,508
Net Realized Loss	(4,041,830)
Net change in unrealized depreciation on investments and foreign currency translations	(98,989,246)
Net change in unrealized depreciation on forward foreign currency contracts	(1,202,221)
Net Change in Unrealized Depreciation	(100,191,467)
Net Realized and Unrealized Loss	(104,233,297)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(94,192,415)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West International Value Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$10,040,882	$24,415,734
Net realized gain (loss)	(4,041,830)	23,366,485
Net change in unrealized appreciation (depreciation)	(100,191,467)	168,494,076
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,192,415)	216,276,295
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(5,215,720)
Class L	-	(271,624)
Institutional Class	-	(36,036,716)
From Net Investment Income and Net Realized Gains	0	(41,524,060)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	24,862,784	69,673,031
Class L	975,425	1,377,013
Institutional Class	90,596,931	188,183,695
Shares issued in reinvestment of distributions
Investor Class	-	5,215,720
Class L	-	271,624
Institutional Class	-	36,036,716
Shares redeemed
Investor Class	(40,661,561)	(129,221,284)
Class L	(1,452,569)	(2,454,363)
Institutional Class	(103,065,719)	(187,015,353)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,744,709)	(17,933,201)
Total Increase (Decrease) in Net Assets	(122,937,124)	156,819,034
NET ASSETS:
Beginning of Period	1,113,536,995	956,717,961
End of Period	$990,599,871	$1,113,536,995
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,570,644	6,716,079
Class L	100,753	136,173
Institutional Class	12,642,196	24,344,530
Shares issued in reinvestment of distributions
Investor Class	-	467,257
Class L	-	24,978
Institutional Class	-	4,353,278
Shares redeemed
Investor Class	(4,137,142)	(12,239,348)
Class L	(152,626)	(243,172)
Institutional Class	(14,194,550)	(23,615,977)
Net Decrease	(3,170,725)	(56,202)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.19	0.09	(1.05)	(0.96)	-	-	-	$10.23	(8.67%) (d)
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
12/31/2017	$11.71	0.13	2.95	3.08	(0.14)	(0.41)	(0.55)	$14.24	26.47%
12/31/2016	$11.56	0.12	0.34	0.46	(0.08)	(0.23)	(0.31)	$11.71	3.88%
12/31/2015	$11.08	0.15	0.57	0.72	(0.09)	(0.15)	(0.24)	$11.56	6.45%
Class L
06/30/2020(Unaudited)	$10.90	0.07	(1.03)	(0.96)	-	-	-	$ 9.94	(8.72%) (d)
12/31/2019	$ 9.16	0.17	1.84	2.01	(0.14)	(0.13)	(0.27)	$10.90	21.80%
12/31/2018	$13.82	0.18	(2.40)	(2.22)	(0.00) (e)	(2.44)	(2.44)	$ 9.16	(15.91%)
12/31/2017	$11.38	0.09	2.87	2.96	(0.11)	(0.41)	(0.52)	$13.82	26.14%
12/31/2016	$11.21	0.15	0.25	0.40	-	(0.23)	(0.23)	$11.38	3.50%
12/31/2015	$10.80	0.02	0.64	0.66	(0.10)	(0.15)	(0.25)	$11.21	6.07%
Institutional Class
06/30/2020(Unaudited)	$ 8.27	0.08	(0.78)	(0.70)	-	-	-	$ 7.57	(8.46%) (d)
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
12/31/2017	$ 9.57	0.14	2.42	2.56	(0.21)	(0.41)	(0.62)	$11.51	26.93%
12/31/2016	$ 9.53	0.13	0.28	0.41	(0.14)	(0.23)	(0.37)	$ 9.57	4.26%
12/31/2015 (f)	$10.00	0.06	(0.27)	(0.21)	(0.11)	(0.15)	(0.26)	$ 9.53	(2.12%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$181,628	1.09% (h)	1.07% (h)	1.73% (h)	8% (d)
12/31/2019	$216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$228,890	1.07%	1.06%	1.53%	76%
12/31/2017	$307,599	1.06%	1.04%	1.00%	14%
12/31/2016	$296,643	1.08%	1.08%	0.98%	22%
12/31/2015	$307,269	1.10%	1.10%	1.30%	29%
Class L
06/30/2020 (Unaudited)	$ 9,860	1.61% (h)	1.32% (h)	1.43% (h)	8% (d)
12/31/2019	$ 11,370	1.48%	1.32%	1.69%	24%
12/31/2018	$ 10,315	1.40%	1.32%	1.36%	76%
12/31/2017	$ 65,907	1.38%	1.34%	0.64%	14%
12/31/2016	$ 5,603	1.41%	1.41%	1.31%	22%
12/31/2015	$ 8,073	1.63%	1.45%	0.19%	29%
Institutional Class
06/30/2020 (Unaudited)	$799,112	0.71% (h)	0.71% (h)	2.12% (h)	8% (d)
12/31/2019	$885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$717,513	0.71%	0.71%	1.86%	76%
12/31/2017	$918,739	0.71%	0.71%	1.30%	14%
12/31/2016	$673,654	0.72%	0.72%	1.32%	22%
12/31/2015 (f)	$572,020	0.72% (h)	0.72% (h)	0.88% (h)	29%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 30, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 110,800,489	$ 836,412,058	$ —	$ 947,212,547
Preferred Stock	—	19,206,012	—	19,206,012
Rights	191,998	594,320	—	786,318
Government Money Market Mutual Funds	4,774,000	—	—	4,774,000
Short Term Investments	—	18,816,688	—	18,816,688
Total Assets	$ 115,766,487	$ 875,029,078	$ 0	$ 990,795,565
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(483,154)	—	(483,154)
Total Liabilities	$ 0	$ (483,154)	$ 0	$ (483,154)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Semi-Annual Report - June 30, 2020

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
Federal tax cost of investments	$1,027,603,128
Gross unrealized appreciation on investments	148,948,834
Gross unrealized depreciation on investments	(186,239,551)
Net unrealized depreciation on investments	$(37,290,717)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - June 30, 2020

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $22,974,900 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2020 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(483,154)
The effect of derivative investments for the period ended June 30, 2020 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$1,339,508	Net change in unrealized depreciation on forward foreign currency contracts	$(1,202,221)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2020

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(483,154)	$—	$—	$—	$(483,154)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Expires June 30, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$106,837	$47,294	$16,725	$29,755	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.

Semi-Annual Report - June 30, 2020

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the fiscal period ended June 30, 2020.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $80,578,690 and $99,596,692, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2020, the Fund had securities on loan valued at $22,256,671 and received collateral as reported on the Statement of Assets and Liabilities of $23,590,688 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2020. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Common Stocks	$23,376,229
Rights	214,459
Total secured borrowings	$23,590,688
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Value Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among the Company, GWCM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the

“MFS Sub-Advisory Agreement”) by and among the Company, GWCM and Massachusetts Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new trade order management and compliance tool, as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class exceeded the performance universe median for each period reviewed, ranking in the second quintile of its performance universe for the one- and three-year periods ended December 31, 2019, and in the first quintile of its performance universe for the five- and ten-year periods ended December 31, 2019 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019. The Board also observed that the Fund outperformed its benchmark index for each period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board took into account each Sub-Adviser’s investment process, the organization and experience of its investment personnel and its portfolio risk controls. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance.
The Board determined that it was satisfied with the oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM absorbs the costs associated with fund accounting, which were previously paid directly by the Fund in its investment management fee and noted that GWCM’s investment management fee increased commensurate with the costs of these services as of December 31, 2015. The Board further noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class was in the second and first quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was below the peer group median.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and noted fee schedule differences and where the fee charged to GWCM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including: the scope of the contract; inception date; account size; type of investor; risk tolerance; individual client objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. In addition, the Board took into account information provided by MFS regarding the differences in risks assumed and services provided as between the Fund and other types of accounts. As to LSV, the Board considered the Sub-Adviser’s explanation that differences in fee schedules were attributable to historical pricing arrangements, account sizes and the totality of client relationships with LSV. The Board also noted LSV’s statement that the fee charged to GWCM represents a significant discount from the Sub-Adviser’s standard fee schedule. Based on all of the foregoing, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and each Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM which indicated that such percentage was below the median of the Fund’s Lipper investment classification. The Board also recalled its observation that the Contractual Management Fee for each class of the Fund was below its respective peer group median contractual management fee.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. As to LSV, the Board noted the Sub-Adviser’s statement suggesting that it derives a reputational benefit from serving as Sub-Adviser which may lead to new advisory client engagements, thus potentially increasing the firm’s assets under management.
The Board also noted where services were provided or proposed to be provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement, effective April 29, 2020. Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020